Summary of Significant Accounting Policies - New Accounting Policies (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncement, Early Adoption [Line Items]
Adoption of new accounting policy (Note 3)		CAD 16
Retained Earnings
New Accounting Pronouncement, Early Adoption [Line Items]
Adoption of new accounting policy (Note 3)		16
Early adoption effect | Accounting Standards Update 2016-09 | Income tax expense
New Accounting Pronouncement, Early Adoption [Line Items]
Income tax reconciliation, share-based compensation excess tax benefit	CAD 7
Early adoption effect | Accounting Standards Update 2016-09 | Deferred income taxes
New Accounting Pronouncement, Early Adoption [Line Items]
Adoption of new accounting policy (Note 3)		(16)
Income tax reconciliation, share-based compensation excess tax benefit	CAD (7)
Early adoption effect | Accounting Standards Update 2016-09 | Retained Earnings
New Accounting Pronouncement, Early Adoption [Line Items]
Adoption of new accounting policy (Note 3)		CAD 16
Waneta Partnership
New Accounting Pronouncement, Early Adoption [Line Items]
Controlling ownership interest (percent)	51.00%
Waneta Partnership | Variable Interest Entity
New Accounting Pronouncement, Early Adoption [Line Items]
Controlling ownership interest (percent)	51.00%